Pensions and other post-retirement benefits (Tables)	12 Months Ended
Mar. 31, 2021
Employee Benefits [Abstract]
Schedule of results of most recent actuarial valuations
The results of the most recent actuarial valuations are shown below. See page 176 for the assumptions used for IAS 19 (revised) purposes.

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Latest full actuarial valuation	31 March 2019	31 March 2019	31 March 2019
Actuary	Willis Towers Watson	Willis Towers Watson	Aon Hewitt
Market value of plan assets at latest valuation	£6,551 million	£5,765 million	£3,144 million
Actuarial value of benefits due to members	£6,502 million	£5,831 million	£3,381 million
Market value as percentage of benefits	101%	99%	93%
Funding surplus/(deficit)	£49 million	(£66 million)	(£237 million)

Schedule of security agreements

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Value of security arrangements at 31 March 2021	£186 million	£nil	£100 million
Principal supporting employers	National Grid plc and National Grid UK Limited	National Grid Gas plc (NGG)	National Grid Electricity Transmission plc (NGET)
Additional amounts payable[1] at 31 March 2021	n/a	A maximum of £175 million	A maximum of £500 million
1.    These amounts are payable if certain trigger events occur which have been individually agreed between the plans and their relevant supporting employers.

Disclosure of actuarial assumptions
The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions
	2021	2020	2019
	%	%	%
Discount rate – past service	2.00	2.35	2.40
Discount rate – future service	2.15	2.35	2.45
Salary increases	3.40	2.90	3.50
Rate of increase in RPI – past service	3.15	2.65	3.25
Rate of increase in RPI – future service	3.00	2.45	3.20

	US pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019
	%	%	%	%	%	%
Discount rate	3.25	3.30	3.95	3.25	3.30	3.95
Salary increases	4.30	3.50	3.50	4.30	3.50	3.50
Initial healthcare cost trend rate	n/a	n/a	n/a	7.10	7.00	7.25
Ultimate healthcare cost trend rate	n/a	n/a	n/a	4.50	4.50	4.50

	2021		2020		2019
	UK years	US years	UK years	US years	UK years	US years
Assumed life expectations for a retiree age 65
Males	21.8	21.6	22.1	20.9	22.0	22.1
Females	23.7	24.0	23.8	23.4	23.6	24.2
In 20 years:
Males	23.1	23.2	23.3	22.5	23.3	23.7
Females	25.2	25.5	25.3	25.1	25.2	25.9

Amounts recognised in the statement of financial position
Amounts recognised in the consolidated statement of financial position

	2021	2020	2019
	£m	£m	£m
Present value of funded obligations	(23,283)	(24,281)	(24,609)
Fair value of plan assets	24,388	23,748	24,793
	1,105	(533)	184
Present value of unfunded obligations	(324)	(345)	(330)
Other post-employment liabilities	(66)	(75)	(72)
Net defined benefit asset/(liability)	715	(953)	(218)
Represented by:
Liabilities	(1,032)	(2,802)	(1,785)
Assets	1,747	1,849	1,567
	715	(953)	(218)

The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(13,571)	(12,775)	(14,200)	(6,681)	(7,809)	(6,901)	(3,031)	(3,697)	(3,508)
Fair value of plan assets	14,680	14,364	15,507	6,909	6,972	6,646	2,799	2,412	2,640
	1,109	1,589	1,307	228	(837)	(255)	(232)	(1,285)	(868)
Present value of unfunded obligations	(74)	(69)	(76)	(250)	(276)	(254)	—	—	—
Other post-employment liabilities	—	—	—	—	—	—	(66)	(75)	(72)
Net defined benefit asset/(liability)	1,035	1,520	1,231	(22)	(1,113)	(509)	(298)	(1,360)	(940)
Represented by:
Liabilities	(74)	(69)	(76)	(393)	(1,373)	(769)	(565)	(1,360)	(940)
Assets	1,109	1,589	1,307	371	260	260	267	—	—
	1,035	1,520	1,231	(22)	(1,113)	(509)	(298)	(1,360)	(940)

Amounts recognised in the income statement and statement of other comprehensive income
Amounts recognised in the income statement and statement of other comprehensive income

	2021	2020	2019
	£m	£m	£m
Included within operating costs
Administration costs	18	16	14
Included within payroll costs
Defined benefit plan costs:
Current service cost	175	178	193
Past service cost – augmentations	—	—	5
Past service credit – redundancies	(1)	—	(7)
Special termination benefit cost – redundancies	5	2	55
Past service cost – plan amendments¹	—	—	34
	179	180	280
Included within finance income and costs
Net interest cost	38	23	22
Total included in income statement	235	219	316
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations²	1,408	(724)	68
Exchange adjustments	186	(97)	(101)
Total included in the statement of other comprehensive income	1,594	(821)	(33)
1.    For the year ended 31 March 2019, the estimated cost of equalising for the impact of GMP under the most cost-effective permissible methodology (Section A of NGUKPS – £17 million; Section B of NGUKPS – £12 million; NGEG of ESPS – £5 million).
2.    This includes actuarial losses from the purchase of buy-in policies of £0.1 billion (2020: £0.7 billion).
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	9	9	6	7	6	7	2	1	1
Included within payroll costs
Defined benefit plan costs:
Current service cost	28	33	41	104	100	104	43	45	48
Past service cost – augmentations	—	—	5	—	—	—	—	—	—
Past service credit – redundancies	(1)	—	(7)	—	—	—	—	—	—
Special termination benefit cost – redundancies	5	2	55	—	—	—	—	—	—
Past service cost – plan amendments	—	—	34	—	—	—	—	—	—
	32	35	128	104	100	104	43	45	48
Included within finance income and costs
Net interest (income)/cost	(38)	(31)	(31)	35	21	21	41	33	32
Total included in income statement	3	13	103	146	127	132	86	79	81
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations¹	(622)	143	57	1,017	(588)	(14)	1,013	(279)	25
Exchange adjustments	—	—	—	83	(42)	(42)	103	(55)	(59)
Total included in the statement of other comprehensive income	(622)	143	57	1,100	(630)	(56)	1,116	(334)	(34)
1.    UK pensions is stated after actuarial losses from the purchase of buy-in policies of £0.1 billion (2020: £0.7 billion).

Disclosure of reconciliation of the net defined benefit liability
Reconciliation of the net defined benefit liability

	2021	2020	2019
	£m	£m	£m
Opening net defined benefit liability	(953)	(218)	(263)
Cost recognised in the income statement	(235)	(219)	(316)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,594	(821)	(33)
Employer contributions	274	327	419
Other movements	(14)	(22)	(25)
Reclassification to held for sale (note 10)	49	—	—
Closing net defined benefit asset/(liability)	715	(953)	(218)

The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset/(liability)	1,520	1,231	1,104	(1,113)	(509)	(552)	(1,360)	(940)	(815)
Cost recognised in the income statement	(3)	(13)	(103)	(146)	(127)	(132)	(86)	(79)	(81)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(622)	143	57	1,100	(630)	(56)	1,116	(334)	(34)
Employer contributions	138	156	174	110	153	231	26	18	14
Other movements	2	3	(1)	—	—	—	(16)	(25)	(24)
Reclassification to held for sale (note 10)	—	—	—	27	—	—	22	—	—
Closing net defined benefit asset/(liability)	1,035	1,520	1,231	(22)	(1,113)	(509)	(298)	(1,360)	(940)

Changes in the present value of defined benefit obligations (including unfunded obligations)

	2021	2020	2019
	£m	£m	£m
Opening defined benefit obligations	(24,626)	(24,939)	(24,054)
Current service cost	(175)	(178)	(193)
Interest cost	(651)	(751)	(771)
Actuarial gains/(losses) – experience	123	148	(69)
Actuarial (losses)/gains – demographic assumptions	(1)	452	266
Actuarial losses – financial assumptions	(1,268)	(84)	(619)
Past service credit – redundancies	1	—	7
Special termination benefit cost – redundancies	(5)	(2)	(55)
Past service cost – augmentations	—	—	(5)
Past service cost – plan amendments	—	—	(34)
Medicare subsidy received	(25)	(22)	(19)
Employee contributions	(1)	(1)	(1)
Benefits paid	1,246	1,282	1,376
Exchange adjustments	1,166	(531)	(768)
Reclassification to held for sale (note 10)	609	—	—
Closing defined benefit obligations	(23,607)	(24,626)	(24,939)
25. Pensions and other post-retirement benefits continued
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(12,844)	(14,276)	(14,226)	(8,085)	(7,155)	(6,582)	(3,697)	(3,508)	(3,246)
Current service cost	(28)	(33)	(41)	(104)	(100)	(104)	(43)	(45)	(48)
Interest cost	(296)	(335)	(358)	(243)	(280)	(277)	(112)	(136)	(136)
Actuarial (losses)/gains – experience	(21)	113	(56)	(72)	(45)	(52)	216	80	39
Actuarial (losses)/gains – demographic assumptions	(1)	140	224	—	78	—	—	234	42
Actuarial (losses)/gains – financial assumptions	(1,181)	798	(568)	(62)	(595)	(24)	(25)	(287)	(27)
Past service credit – redundancies	1	—	7	—	—	—	—	—	—
Special termination benefit cost – redundancies	(5)	(2)	(55)	—	—	—	—	—	—
Past service cost – augmentations	—	—	(5)	—	—	—	—	—	—
Past service cost – plan amendments	—	—	(34)	—	—	—	—	—	—
Medicare subsidy received	—	—	—	—	—	—	(25)	(22)	(19)
Employee contributions	(1)	(1)	(1)	—	—	—	—	—	—
Benefits paid	731	752	837	371	374	398	144	156	141
Exchange adjustments	—	—	—	804	(362)	(514)	362	(169)	(254)
Reclassification to held for sale (note 10)	—	—	—	460	—	—	149	—	—
Closing defined benefit obligations	(13,645)	(12,844)	(14,276)	(6,931)	(8,085)	(7,155)	(3,031)	(3,697)	(3,508)

Changes in the value of plan assets

	2021	2020	2019
	£m	£m	£m
Opening fair value of plan assets	23,748	24,793	23,858
Interest income	613	728	749
Return on plan assets in excess of/(less than) interest¹	2,554	(1,240)	490
Administration costs	(18)	(16)	(14)
Employer contributions	274	327	419
Employee contributions	1	1	1
Benefits paid	(1,244)	(1,279)	(1,377)
Exchange adjustments	(980)	434	667
Reclassification to held for sale (note 10)	(560)	—	—
Closing fair value of plan assets	24,388	23,748	24,793
Actual return on plan assets	3,167	(512)	1,239
Expected contributions to plans in the following year	212	269	307
1.    This includes actuarial losses from the purchase of buy-in policies of £0.1 billion (2020: £0.7 billion).
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	14,364	15,507	15,330	6,972	6,646	6,030	2,412	2,640	2,498
Interest income	334	366	389	208	259	256	71	103	104
Return on plan assets in excess of/ (less than) interest¹	581	(908)	457	1,151	(26)	62	822	(306)	(29)
Administration costs	(9)	(9)	(6)	(7)	(6)	(7)	(2)	(1)	(1)
Employer contributions	138	156	174	110	153	231	26	18	14
Employee contributions	1	1	1	—	—	—	—	—	—
Benefits paid	(729)	(749)	(838)	(371)	(374)	(398)	(144)	(156)	(141)
Exchange adjustments	—	—	—	(721)	320	472	(259)	114	195
Reclassification to held for sale (note 10)	—	—	—	(433)	—	—	(127)	—	—
Closing fair value of plan assets	14,680	14,364	15,507	6,909	6,972	6,646	2,799	2,412	2,640
Actual return on plan assets	915	(542)	846	1,359	233	318	893	(203)	75
Expected contributions to plans in the following year	93	137	148	113	125	150	6	7	9
1.    This includes actuarial losses from the purchase of buy-in policies of £0.1 billion (2020: £0.7 billion).

Disclosure of asset allocations
The approximate investment allocations for our plans is as follows:

	2021			2020			2019
	UK pensions	US pensions	US other post-retirement benefits	UK pensions	US pensions	US other post-retirement benefits	UK pensions	US pensions	US other post-retirement benefits
	%	%	%	%	%	%	%	%	%
Return-seeking assets	18	55	74	21	49	71	23	56	73
Liability-matching assets	82	45	26	79	51	29	77	44	27
Asset allocations
Within the asset allocations below, there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2021					2020					2019
	Quoted		Unquoted		Total	Quoted		Unquoted		Total	Quoted		Unquoted	Total
	£m		£m		£m	£m		£m		£m	£m		£m	£m
Equities	555		801		1,356	732		732		1,464	1,181		784	1,965
Corporate bonds	3,730		37		3,767	3,837		—		3,837	3,625		—	3,625
Government securities	1,836		—		1,836	2,051		—		2,051	6,114		—	6,114
Property	104		565		669	103		585		688	108		749	857
Diversified alternatives	—		712		712	—		893		893	—		771	771
Liability-matching assets	1,731	¹	4,133	²	5,864	1,704	¹	3,278	²	4,982	1,751	¹	—	1,751
Longevity swap	—		(64)		(64)	—		(51)		(51)	—		(35)	(35)
Cash and cash equivalents	34		250		284	29		222		251	40		259	299
Other (including net current assets and liabilities)	—		256		256	—		249		249	—		160	160
	7,990		6,690		14,680	8,456		5,908		14,364	12,819		2,688	15,507
1.    Consists of pooled funds which invests mainly in fixed interest securities.
2.    Comprises the buy-in policies held by NGUKPS.
US pensions

	2021			2020			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	560	2,359	2,919	467	2,043	2,510	533	2,178	2,711
Corporate bonds	1,547	507	2,054	1,640	518	2,158	1,329	425	1,754
Government securities	354	527	881	535	732	1,267	422	640	1,062
Property	—	264	264	—	307	307	—	316	316
Diversified alternatives	167	458	625	162	464	626	183	487	670
Infrastructure	—	130	130	—	121	121	—	99	99
Cash and cash equivalents	24	—	24	24	—	24	21	—	21
Other (including net current assets and liabilities)	12	—	12	(44)	3	(41)	(8)	21	13
	2,664	4,245	6,909	2,784	4,188	6,972	2,480	4,166	6,646

US other post-retirement benefits

	2021			2020			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	419	1,303	1,722	353	1,037	1,390	404	1,184	1,588
Corporate bonds	13	—	13	15	—	15	19	—	19
Government securities	533	3	536	551	1	552	540	3	543
Diversified alternatives	185	172	357	162	161	323	175	166	341
Other¹	—	171	171	—	132	132	—	149	149
	1,150	1,649	2,799	1,081	1,331	2,412	1,138	1,502	2,640
1.    Other primarily comprises insurance contracts.